January 4, 2019

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:      BNY Mellon Absolute Insight Funds, Inc. (the “Registrant”)

- BNY Mellon Absolute Insight Multi-Strategy Fund

- BNY Mellon Insight Broad Opportunities Fund

1933 Act File No.:  333-202460

            1940 Act File No.:  811-23036

            CIK No.:  0001635295

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended October 31, 2018.

Please direct any questions or comments to the attention of the undersigned at (212) 922-4219.

Sincerely yours,

/s/ Teresa X. Vu

Teresa X. Vu

Analyst/Paralegal

Enclosures